UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Insight Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Insight Fund

Semi-Annual Report

June 30, 2021

Morgan Stanley Insight Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Consolidated Expense Example	9
Consolidated Portfolio of Investments	11
Consolidated Statement of Assets and Liabilities	17
Consolidated Statement of Operations	18
Consolidated Statements of Changes in Net Assets	19
Notes to Consolidated Financial Statements	20
Consolidated Financial Highlights	42
Investment Advisory Agreement Approval	53
Liquidity Risk Management Program	56
U.S. Customer Privacy Notice	57
Trustee and Officer Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Insight Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2021

Total Return for the 6 Months Ended June 30, 2021
Class A	Class L	Class I	Class C	Class IS	Class IR	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
12.21%	11.99%	12.36%	11.83%	12.43%	12.42%	12.71%	12.00%

The performance of Morgan Stanley Insight Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Economic reopening was the main narrative of the first half of 2021. Activity restrictions were lifted as vaccinations gathered pace and COVID-19 spread was contained, while the federal government enacted additional pandemic stimulus. With economic growth strengthening, markets grew more anxious about rising inflation and the risk of the Federal Reserve (Fed) tightening monetary policy too soon. However, reassurances from the Fed tempered inflation concerns by the end of the period, driving stock prices higher.

Within the Russell 3000® Growth Index (the "Index"), all sectors had positive returns in this period. The Index's top performing sectors were energy, communication services and real estate, while utilities, consumer staples and materials had the smallest gains.

Performance Analysis

All share classes of the Fund underperformed the Index, and Class A, Class I, Class IS and Class IR shares outperformed the Lipper Multi-Cap Growth Funds Index while Class L and Class C shares underperformed the Lipper Multi-Cap Growth Funds Index, for the six-month period ended June 30, 2021, assuming no deduction of applicable sales charges.

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund underperformed the Index this reporting period primarily due to unfavorable stock selection, which was partially offset by favorable sector allocations.

Stock selection in the communication services sector detracted the most from relative performance, although a sector overweight position was somewhat beneficial. A position in a social networking platform was the largest relative detractor in the sector and across the whole portfolio. The stock performed well in the period, but the portfolio was adversely impacted by an average underweight position in the stock. Additionally, stock selection in real estate, industrials and materials each had a small negative impact to relative performance.

The consumer discretionary sector was the largest contributor to relative performance, mainly due to favorable stock selection and a modestly beneficial sector underweight position. An online retailer of largely home goods that has also made investments in various blockchain technologies was the top contributor in the sector and among the greatest contributors across the portfolio. The company benefited from the accelerating adoption of e-commerce across markets during the pandemic. Other positive contributors included our stock selection in health care and a sector underweight position in consumer staples.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/21
Shopify, Inc., Class A	6.0%
Twitter, Inc.	5.1
Square, Inc., Class A	5.1
Snap, Inc., Class A	5.0
Zoom Video Communications, Inc., Class A	4.8
Cloudflare, Inc., Class A	4.3
Twilio, Inc., Class A	3.8
Veeva Systems, Inc., Class A	3.8
Spotify Technology SA	3.7
Snowflake, Inc., Class A	3.5
TOP FIVE INDUSTRIES as of 06/30/21
Information Technology Services	22.9%
Software	18.9
Interactive Media & Services	14.2
Entertainment	8.6
Internet & Direct Marketing Retail	8.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Index, which as of December 31, 2020 was between $18.2 million and $2.1 trillion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's exposure in the types of securities listed in the Fund's prospectus to the extent they have economic characteristics similar to such securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2021
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class L Shares** (since 07/28/97) CPOCX	Class I Shares*** (since 07/28/97) CPODX	Class C Shares† (since 04/30/15) MSCMX		Class IS Shares†† (since 09/13/13) MCRTX	Class IR Shares††† (since 07/12/19) MBIRX
1 Year	58.92 50.59[4]	%[3]	58.17 —%[3]	59.33 —%[3]	57.77 56.77[4]	%[3]	59.47 —%[3]	59.47 —%[3]
5 Years	40.23[3] 38.73[4]		39.54[3] —	40.62[3] —	39.19[3] 39.19[4]		40.66[3] —	— —
10 Years	23.97[3] 23.30[4]		23.31[3] —	24.34[3] —	— —		— —	— —
Since Inception	13.89[3] 13.63[4]		13.14[3] —	14.17[3] —	29.79[3] 29.79[4]		28.31[3] —	53.04[3] —
Gross Expense Ratio	1.10		1.59	0.84	1.84		0.76	0.74

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class IS and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class IS has no sales charge.

†††  Class IR has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/21 – 06/30/21.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/21	06/30/21	01/01/21 – 06/30/21
Class A
Actual (12.21% return)	$1,000.00	$1,122.10	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.44	$5.41
Class L
Actual (11.99% return)	$1,000.00	$1,119.90	$7.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.26	$7.60
Class I
Actual (12.36% return)	$1,000.00	$1,123.60	$4.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.78	$4.06
Class C
Actual (11.83% return)	$1,000.00	$1,118.30	$9.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class IS
Actual (12.43% return)	$1,000.00	$1,124.30	$3.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.27	$3.56
Class IR
Actual (12.42% return)	$1,000.00	$1,124.20	$3.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.27	$3.56

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.08%, 1.52%, 0.81%, 1.79%, 0.71% and 0.71 for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2021 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.7%)
	Biotechnology (2.2%)
181,870	Alnylam Pharmaceuticals, Inc. (a)	$30,830,602
612,706	Moderna, Inc. (a)	143,973,656
		174,804,258
	Diversified Holding Companies (1.2%)
2,577,632	Altimeter Growth Corp., Class A SPAC (a)(b) (See Note 9)	30,158,294
2,270,854	BowX Acquisition Corp., Class A SPAC (a)	26,114,821
4,113,470	Soaring Eagle Acquisition Corp. (Units) SPAC (a)(c)	43,561,647
		99,834,762
	Entertainment (8.6%)
2,261,199	ROBLOX Corp., Class A (a)	203,462,686
698,014	Sea Ltd. ADR (a)	191,674,644
1,093,512	Spotify Technology SA (a)	301,360,972
		696,498,302
	Health Care Equipment & Supplies (1.4%)
122,637	Intuitive Surgical, Inc. (a)	112,781,891
	Health Care Providers & Services (2.3%)
3,111,578	Agilon health, Inc. (a)	126,236,719
487,209	Guardant Health, Inc. (a)	60,506,486
		186,743,205
	Health Care Technology (4.2%)
1,023,400	Agilon Health Topco, Inc. (d)	39,650,968
981,040	Veeva Systems, Inc., Class A (a)	305,054,388
		344,705,356
NUMBER OF SHARES		VALUE
	Information Technology Services (22.9%)
46,356	Adyen N.V. (a)	$113,258,747
754,490	Fastly, Inc., Class A (a)	44,967,604
869,875	Okta, Inc. (a)	212,841,015
333,933	Shopify, Inc., Class A (a)	487,869,434
1,163,052	Snowflake, Inc., Class A (a)	281,225,974
1,688,793	Square, Inc., Class A (a)	411,727,733
783,179	Twilio, Inc., Class A (a)	308,697,835
		1,860,588,342
	Interactive Media & Services (14.2%)
2,794,052	Pinterest, Inc., Class A (a)	220,590,405
5,946,356	Snap, Inc., Class A (a)	405,184,698
6,043,113	Twitter, Inc. (a)	415,826,606
943,223	Zillow Group, Inc., Class C (a)	115,280,715
		1,156,882,424
	Internet & Direct Marketing Retail (8.5%)
2,953,296	Coupang, Inc. (a)(b)	123,506,839
785,379	DoorDash, Inc., Class A (a)	140,056,637
72,072	MercadoLibre, Inc. (a)	112,273,041
1,340,399	Overstock.com, Inc. (a)	123,584,788
596,919	Wayfair, Inc., Class A (a)	188,453,297
		687,874,602
	Life Sciences Tools & Services (1.9%)
408,312	10X Genomics, Inc., Class A (a)	79,955,656
1,082,205	NanoString Technologies, Inc. (a)	70,116,062
		150,071,718
	Metals & Mining (0.3%)
196,410	Royal Gold, Inc.	22,410,381

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals (2.8%)
5,553,898	Royalty Pharma PLC, Class A (United Kingdom)	$227,654,279
	Real Estate Management & Development (1.0%)
1,287,140	Redfin Corp. (a)	81,617,547
	Road & Rail (1.4%)
2,335,512	Uber Technologies, Inc. (a)	117,055,862
	Software (18.9%)
3,319,841	Cloudflare, Inc., Class A (a)	351,371,971
530,747	Coupa Software, Inc. (a)	139,114,096
7,321,373	IronSource Ltd., Class A (a)(e)	69,955,719
56,890	MicroStrategy, Inc., Class A (a)	37,803,405
10,990,520	Skillz, Inc. (a)(b)	238,714,095
1,946,150	Trade Desk, Inc. (The), Class A (a)	150,554,164
570,528	UiPath, Inc., Class A (a)	38,755,967
1,105,265	Unity Software, Inc. (a)	121,391,255
1,004,626	Zoom Video Communications, Inc., Class A (a)	388,820,401
		1,536,481,073
	Specialty Retail (2.9%)
781,075	Carvana Co. (a)	235,744,057
	Total Common Stocks (Cost $5,095,607,152)	7,691,748,059
NUMBER OF SHARES		VALUE
	Preferred Stocks (0.2%)
	Electronic Equipment, Instruments & Components (0.0%) (f)
82,075	Magic Leap, Series C (a)(e)(g) (acquisition cost - $1,890,434; acquired 12/22/15)	$—
	Internet & Direct Marketing Retail (0.2%)
149,242	Overstock.com, Inc., Series A-1	12,685,570
	Software (0.0%) (f)
197,427	Lookout, Inc., Series F (a)(e)(g) (acquisition cost - $2,225,228; acquired 6/17/14)	896,319
	Total Preferred Stocks (Cost $4,967,180)	13,581,889
	Investment Company (0.3%)
928,051	Grayscale Bitcoin Trust (a) (Cost $46,675,923)	27,665,200
NUMBER OF SHARES (000)
	Short-Term Investments (7.6%)
	Securities held as Collateral on Loaned Securities (2.7%)
	Investment Company (2.3%)
187,677	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	187,676,956

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.4%)
$8,836	HSBC Securities USA, Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $8,836,027; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $9,012,735)	$8,836,015
24,741	Merrill Lynch & Co., Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $24,740,876; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $25,235,668)	24,740,841
	Total Securities held as Collateral on Loaned Securities (Cost $221,253,812)	221,253,812
NUMBER OF SHARES (000)			VALUE
	Investment Company (4.9%)
396,603	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $396,603,147)		$396,603,147
	Total Short-Term Investments (Cost $617,856,959)		617,856,959
Total Investments Excluding Purchased Options (Cost $5,765,107,214)	102.8%		8,350,852,107
Total Purchased Options Outstanding (Cost $31,479,743)	0.0	% (f)	1,853,238
Total Investments (Cost $5,796,586,957) Including $219,277,169 of Securities Loaned (h)(i)	102.8%		8,352,705,345
Liabilities in Excess of Other Assets	(2.8)		(225,463,914)
Net Assets	100.0%		$8,127,241,431

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

The Fund had the following Derivative Contracts - PIPE open at June 30, 2021.

COUNTERPARTY	REFERENCED OBLIGATION	NOTIONAL AMOUNT	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)	% OF NET ASSETS
Altimeter Growth Corp.	Grab Holdings, Inc. (a)(e)(g)(j)(l)	$61,828,080	12/31/21	$3,276,888	0.04%
Good Works Acquisition Corp.	Cipher Mining Technologies, Inc. (a)(e)(g)(k)(l)	38,957,320	12/31/21	(10,079,233)	(0.12)
				$(6,802,345)	(0.08)%

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at June 30, 2021.

  (c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (d)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2021, this security amounted to approximately $39,650,968, which represents 0.5% of net assets of the Fund.

  (e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at June 30, 2021 amounts to $64,049,693 and represents 0.8% of net assets.

  (f)  Amount is less than 0.05%.

  (g)  At June 30, 2021, the Fund held fair valued securities and derivative contracts valued at $(5,906,026), representing (0.1)% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (h)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,761,434,918 and the aggregate gross unrealized depreciation is $212,118,875, resulting in net unrealized appreciation of $2,549,316,043.

  (i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

  (j)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 6,182,808 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings, Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings, Inc. The investment is restricted from resale until the settlement date.

  (k)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 3,895,732 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining Technologies, Inc., and Good Works Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining Technologies, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining Technologies, Inc. The investment is restricted from resale until the settlement date.

  (l)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

  ADR  American Depositary Receipt.

  PIPE  Private Investment in Public Equity.

  SPAC  Special Purpose Acquisition Company.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
BNP Paribas	USD/CNH	7.99	Sep-21	913,227,521	$913,228	$1,826	$5,530,125	$(5,528,299)
BNP Paribas	USD/CNH	7.45	Jan-22	1,415,479,829	1,415,480	586,009	7,555,803	(6,969,794)
BNP Paribas	USD/CNH	7.64	Nov-21	1,137,180,586	1,137,181	112,581	6,175,633	(6,063,052)
Goldman Sachs International	USD/CNH	7.57	Mar-22	1,458,081,129	1,458,081	1,151,884	7,242,384	(6,090,500)
Royal Bank of Scotland	USD/CNH	8.06	Jul-21	938,121,763	938,122	938	4,975,798	(4,974,860)
						$1,853,238	$31,479,743	$(29,626,505)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Summary of Investments  ◼  June 30, 2021 (unaudited) continued

INDUSTRY++	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$1,860,588,342		22.9%
Software	1,537,377,392		18.9
Interactive Media & Services	1,156,882,424		14.2
Entertainment	696,498,302		8.6
Internet & Direct Marketing Retail	700,560,172		8.6
Investment Companies	424,268,347		5.2
Health Care Technology	344,705,356		4.2
Specialty Retail	235,744,057		2.9
Pharmaceuticals	227,654,279		2.8
Health Care Providers & Services	186,743,205		2.3
Biotechnology	174,804,258		2.2
Life Sciences Tools & Services	150,071,718		1.8
Road & Rail	117,055,862		1.4
Health Care Equipment & Supplies	112,781,891		1.4
Real Estate Management & Development	81,617,547		1.0
Diversified Holding Companies	99,834,762		1.3
Metals & Mining	22,410,381		0.3
Purchased Options	1,853,238		0.0 *
Electronic Equipment, Instruments & Components	—	†	0.0
Total Investments	$8,131,451,533	†**	100.0%

  ++  Does not reflect the value of securities held as collateral on loaned securities.

  †  Includes a security valued at zero.

  *  Amount is less than 0.05%.

  **  Does not include open PIPE contracts with net unrealized depreciation of $6,802,345.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities June 30, 2021 (unaudited)

Assets:
Investments in securities, at value (cost $5,178,215,488) (Including $219,277,169 for securities loaned)	$7,738,266,948
Investment in affiliates, at value (cost $618,371,469)	614,438,397
Total investments in securities, at value (cost $5,796,586,957)	8,352,705,345
Cash from Securities Lending	6,415,117
Unrealized Appreciation on Derivative Contract — PIPE	3,276,888
Receivable for:
Shares of beneficial interest sold	16,241,841
Securities lending income	3,069,763
Dividends from affiliate	3,231
Prepaid expenses and other assets	848,577
Total Assets	8,382,560,762
Liabilities:
Collateral on securities loaned, at value	227,668,929
Unrealized Depreciation on Derivative Contract — PIPE	10,079,233
Due to broker	2,385,000
Payable to bank	64,750
Payable for:
Shares of beneficial interest redeemed	9,217,251
Advisory fee	3,824,659
Distribution fee	1,073,196
Administration fee	499,718
Transfer and sub transfer agent fees	422,652
Organization Costs for Subsidiary	24,546
Accrued expenses and other payables	59,397
Total Liabilities	255,319,331
Net Assets	$8,127,241,431
Composition of Net Assets:
Paid-in-Capital	$4,423,324,759
Total Distributable Earnings	3,703,916,672
Net Assets	$8,127,241,431
Class A Shares:
Net Assets	$3,552,437,948
Shares Outstanding (unlimited shares authorized, $0.01 par value)	39,175,050
Net Asset Value Per Share	$90.68
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$95.70
Class L Shares:
Net Assets	$59,539,712
Shares Outstanding (unlimited shares authorized, $0.01 par value)	997,516
Net Asset Value Per Share	$59.69
Class I Shares:
Net Assets	$3,602,650,259
Shares Outstanding (unlimited shares authorized, $0.01 par value)	34,884,736
Net Asset Value Per Share	$103.27
Class C Shares:
Net Assets	$456,944,159
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,848,638
Net Asset Value Per Share	$58.22
Class IS Shares:
Net Assets	$221,468,781
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,132,386
Net Asset Value Per Share	$103.86
Class IR Shares:
Net Assets	$234,200,572
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,248,636
Net Asset Value Per Share	$104.15

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended June 30, 2021 (unaudited)

Net Investment Loss: Income
Income from securities loaned — net	$5,107,209
Dividends	2,079,160
Dividends from affiliate (Note 9)	20,840
Total Income	7,207,209
Expenses
Advisory fee (Note 4)	23,630,159
Distribution fee (Class A shares) (Note 5)	4,324,934
Distribution fee (Class L shares) (Note 5)	213,578
Distribution fee (Class C shares) (Note 5)	2,073,128
Sub transfer agent fees and expenses (Class A shares)	1,962,357
Sub transfer agent fees and expenses (Class L shares)	13,774
Sub transfer agent fees and expenses (Class I shares)	1,657,911
Sub transfer agent fees and expenses (Class C shares)	122,377
Administration fee (Note 4)	3,085,487
Registration fees	418,473
Transfer agent fees and expenses (Class A shares) (Note 8)	71,848
Transfer agent fees and expenses (Class L shares) (Note 8)	3,435
Transfer agent fees and expenses (Class I shares) (Note 8)	65,772
Transfer agent fees and expenses (Class C shares) (Note 8)	40,314
Transfer agent fees and expenses (Class IS shares) (Note 8)	1,465
Transfer agent fees and expenses (Class IR shares) (Note 8)	868
Shareholder reports and notices	89,684
Professional fees	67,720
Custodian fees (Note 7)	65,979
Trustees' fees and expenses	41,726
Organization costs for subsidiary	24,546
Interest expenses	436
Other	62,917
Total Expenses	38,038,888
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(124,976)
Net Expenses	37,913,912
Net Investment Loss	(30,706,703)
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments sold	641,441,040
Investments in affiliates (Note 9)	(253,571)
Foreign currency translation	(4,750)
Net Realized Gain	641,182,719
Change in Unrealized Appreciation (Depreciation) on:
Investments	213,214,788
Investments in affiliates (Note 9)	(3,933,072)
Derivative Contracts — PIPE	(6,802,345)
Foreign currency translation	(392)
Net Change in Unrealized Appreciation (Depreciation)	202,478,979
Net Gain	843,661,698
Net Increase	$812,954,995

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2021	FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020*	FOR THE YEAR ENDED NOVEMBER 30, 2020*
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(30,706,703)	$(6,019,279)	$(38,785,397)
Net realized gain	641,182,719	568,240,138	647,461,594
Net change in unrealized appreciation (depreciation)	202,478,979	(533,059,258)	2,635,686,201
Net Increase	812,954,995	29,161,601	3,244,362,398
Dividends and Distributions to Shareholders:
Class A shares	—	(281,453,683)	(66,916,406)
Class L shares	—	(6,950,808)	(2,911,040)
Class I shares	—	(235,943,192)	(40,209,300)
Class C shares	—	(47,020,308)	(10,874,279)
Class IS shares	—	(6,372,901)	(46,690)
Class IR shares	—	(23,259,098)	(7,708,562)
Total Dividends and Distributions to Shareholders	—	(600,999,990)	(128,666,277)
Net increase (decrease) from transactions in shares of beneficial interest	(148,072,450)	744,392,039	2,113,126,720
Net Increase	664,882,545	172,553,650	5,228,822,841
Net Assets:
Beginning of period	7,462,358,886	7,289,805,236	2,060,982,395
End of Period	$8,127,241,431	$7,462,358,886	$7,289,805,236

*  Not consolidated.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class IS shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares, Class I shares, Class IS shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented $34,139,167 or 0.42% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC").

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$219,277,169	(a)	$—	$(219,277,169	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $227,668,929, of which $221,253,812 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2021, there was uninvested cash of $6,415,117, which is not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$227,668,929	$—	$—	$—	$227,668,929
Total Borrowings	$227,668,929	$—	$—	$—	$227,668,929
Gross amount of recognized liabilities for securities lending transactions					$227,668,929

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

F. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Consolidated Portfolio of Investments.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Biotechnology	$174,804,258	$—	$—	$174,804,258
Diversified Holding Companies	99,834,762	—	—	99,834,762
Entertainment	935,212,397	—	—	935,212,397
Health Care Equipment & Supplies	112,781,891	—	—	112,781,891
Health Care Providers & Services	186,743,205	—	—	186,743,205
Health Care Technology	305,054,388	39,650,968	—	344,705,356
Information Technology Services	1,860,588,342	—	—	1,860,588,342
Interactive Media & Services	1,156,882,424	—	—	1,156,882,424
Internet & Direct Marketing Retail	687,874,602	—	—	687,874,602
Life Sciences Tools & Services	150,071,718	—	—	150,071,718
Metals & Mining	22,410,381	—	—	22,410,381
Pharmaceuticals	227,654,279	—	—	227,654,279
Real Estate Management & Development	81,617,547	—	—	81,617,547

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Common Stocks (cont'd)
Road & Rail	$117,055,862	$—	$—		$117,055,862
Software	1,227,811,259	69,955,719	—		1,297,766,978
Specialty Retail	235,744,057	—	—		235,744,057
Total Common Stocks	7,582,141,372	109,606,687	—		7,691,748,059
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	12,685,570	—	—		12,685,570
Software	—	—	896,319		896,319
Total Preferred Stocks	12,685,570	—	896,319	†	13,581,889	†
Call Options Purchased	—	1,853,238	—		1,853,238
Investment Company	27,665,200	—	—		27,665,200
Short-Term Investments
Investment Company	$584,280,103	$—	$—		$584,280,103
Repurchase Agreements	—	33,576,856	—		33,576,856
Total Short-Term Investments	584,280,103	33,576,856	—		617,856,959
Derivative Contract — PIPE	—	—	3,276,888		3,276,888
Total Assets	$8,206,772,245	$145,036,781	$4,173,207	†	$8,355,982,233	†
Liabilities:
Derivative Contract — PIPE	—	—	(10,079,233)		(10,079,233)
Total	8,206,772,245	145,036,781	(5,906,026	)†	8,345,903,000	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	PREFERRED STOCKS		DERIVATIVE CONTRACTS— PIPE
Beginning Balance	$6,032,738	$612,024	†	$—
Purchases	—	—		—
Sales	—	—		—
PIPE transactions	—	—		(6,802,345)
Amortization of discount	—	—		—
Transfers in	—	—		—
Transfers out		(6,032,738	)††	—
Corporate actions	—	—		—
Change in unrealized appreciation (depreciation)	—	284,295		—
Realized gains (losses)	—	—		—
Ending Balance	$—	$896,319	†	$(6,802,345)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—	$284,295		$(6,802,345)

†  Includes a security valued at zero.

††  A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	FAIR VALUE AT JUNE 30, 2021	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*		IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stock	$896,319	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.0	x	Increase
			Discount for Lack of Marketability	8.0%		Decrease

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

	FAIR VALUE AT JUNE 30, 2021	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
PIPE	$(6,802,345)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%–25.5%/14.8%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as Derivative Contracts — PIPE in the Consolidated Portfolio of Investments.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$1,853,238 (d)
Equity Risk	Unrealized Appreciation on Derivative Contract — PIPE	3,276,888
Total		$5,130,126
PRIMARY RISK EXPOSURE	LIABILITY DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Unrealized Depreciation on Derivative Contract — PIPE	$(10,079,233)

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(5,496,736)

(e)  Amount are included in Investments Sold in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(f)	DERIVATIVE CONTRACTS — PIPE
Currency Risk	$(12,055,774)	$—
Equity Risk	—	(6,802,345)
Total	$(12,055,774)	$(6,802,345)

(f)  Amounts are included in Investments in the Consolidated Statement of Operations.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS		LIABILITIES
Purchased Options	$1,853,238	(d)(g)	$—
Derivative Contracts — PIPE	3,276,888	(h)	(10,079,233	)(h)
Total	$5,130,126		$(10,079,233)

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

(g)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(h)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

The following table present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(i)	NET AMOUNT (NOT LESS THAN $0)
BNP Paribas	$700,416	$—	$(700,416)	$0
Goldman Sachs International	1,151,884	—	(1,151,884)	0
Royal Bank of Scotland	938	—	(938)	0
Total	$1,853,238	$—	$(1,853,238)	$0

(i)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	5,744,317,223
Derivative Contracts — PIPE:
Average monthly notional amount	$140,238,678

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.61% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class IS and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2021, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2021, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $80,674 and $78,335, respectively, and received $1,922,263 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2021		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020*		FOR THE YEAR ENDED NOVEMBER 30, 2020*
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	7,837,775	$680,476,858	2,426,308	$207,252,737	28,362,363	$1,752,715,329
Reinvestment of distributions	—	—	3,403,225	278,315,737	1,676,943	65,970,918
Redeemed	(10,791,478)	(890,659,311)	(1,468,208)	(123,452,540)	(16,162,688)	(948,672,904)
Net increase (decrease) — Class A	(2,953,703)	(210,182,453)	4,361,325	362,115,934	13,876,618	870,013,343
CLASS L SHARES
Exchanged	357	22,086	2,648	142,866	2,160	65,436
Reinvestment of distributions	—	—	123,981	6,690,041	103,404	2,810,518
Redeemed	(63,043)	(3,613,457)	(20,978)	(1,171,012)	(175,960)	(7,262,054)
Net increase (decrease) — Class L	(62,686)	(3,591,371)	105,651	5,661,895	(70,396)	(4,386,100)
CLASS I SHARES
Sold	10,536,266	1,026,872,679	1,800,229	174,071,178	31,050,994	2,035,840,229
Reinvestment of distributions	—	—	2,507,723	233,243,324	901,879	39,845,021
Redeemed	(10,484,865)	(982,660,567)	(1,390,596)	(133,563,466)	(14,975,673)	(987,946,035)
Net increase — Class I	51,401	44,212,112	2,917,356	273,751,036	16,977,200	1,087,739,215
CLASS C SHARES
Sold	1,311,044	72,515,922	374,330	20,882,987	3,627,926	144,925,686
Reinvestment of distributions	—	—	881,868	46,483,246	398,522	10,640,545
Redeemed	(888,170)	(47,624,446)	(153,818)	(8,428,563)	(1,534,803)	(58,664,203)
Net increase — Class C	422,874	24,891,476	1,102,380	58,937,670	2,491,645	96,902,028
CLASS IS SHARES
Sold	1,294,929	129,584,070	174,513	16,981,856	852,476	74,165,508
Reinvestment of distributions	—	—	68,174	6,372,901	1,053	46,690
Redeemed	(201,406)	(19,206,983)	(27,672)	(2,688,351)	(38,308)	(3,062,526)
Net increase (decrease) — Class IS	1,093,523	110,377,087	215,015	20,666,406	815,221	71,149,672
CLASS IR SHARES
Sold	—	—	—	—	1,005,248	44,000,000
Reinvestment of distributions	—	—	248,097	23,259,098	173,382	7,708,562
Redeemed	(1,175,263)	(113,779,301)	—	—	(713,398)	(60,000,000)
Net increase (decrease) — Class IR	(1,175,263)	(113,779,301)	248,097	23,259,098	465,232	(8,291,438)
Net increase (decrease) in Fund	(2,623,854)	$(148,072,450)	8,949,824	$744,392,039	34,555,520	$2,113,126,720

*  Not consolidated.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2021, aggregated $3,282,216,919 and $3,018,586,221, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by $124,976 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE DECEMBER 31, 2020	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2021
Liquidity Funds	$690,297,165	$2,408,961,453	$2,514,978,515	$20,840	$—	$—	$584,280,103
Altimeter Growth Corp., Class A	—	35,303,267	958,330	—	(253,571)	(3,933,072)	30,158,294
	$690,297,165	$2,444,264,720	$2,515,936,845	$20,840	$(253,571)	$(3,933,072)	$614,438,397

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

PERIOD FROM DECEMBER 1, 2020 THROUGH DECEMBER 31, 2020 DISTRIBUTIONS PAID FROM:		2020 DISTRIBUTIONS PAID FROM:		2019 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$47,000,308	$553,999,681	$5,798,703	$122,867,574	$25,798,557	$52,071,257

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$67,206,228	$493,350,253

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2021 (unaudited) continued

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 20.3%.

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE PERIOD DECEMBER 1, 2020 TO		FOR THE YEAR ENDED NOVEMBER 30,
	JUNE 30,		DECEMBER 31,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$80.81		$87.67		$43.85		$39.12		$40.28		$31.06		$35.07
Income (loss) from investment operations:
Net investment loss(3)	(0.37)		(0.07)		(0.65)		(0.29)		(0.24)		(0.30)		(0.20)
Net realized and unrealized gain (loss)	10.24		0.53		47.31		8.07		8.25		12.43		(1.00)
Total income (loss) from investment operations	9.87		0.46		46.66		7.78		8.01		12.13		(1.20)
Less distributions from net realized gain	—		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)		(2.81)
Net asset value, end of period	$90.68		$80.81		$87.67		$43.85		$39.12		$40.28		$31.06
Total Return(4)	12.21	%(9)	0.44	%(9)	114.36%		21.87%		24.69%		42.79%		(3.52)%
Ratios to Average Net Assets:
Net expenses	1.08	%(5)(10)	1.05	%(5)(10)	1.09	%(5)	1.16	%(5)	1.14	%(5)	1.23	%(5)(6)	1.23	%(5)(7)
Net expenses excluding interest expenses	1.08	%(5)(10)	N/A		1.09	%(5)	N/A		N/A		N/A		N/A
Net investment loss	(0.89	)%(5)(10)	(1.02	)%(5)(10)	(1.08	)%(5)	(0.70	)%(5)	(0.64	)%(5)	(0.86	)%(5)(6)	(0.65	)%(5)(7)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$3,552,438		$3,404,472		$3,311,047		$1,047,509		$633,294		$308,159		$240,399
Portfolio turnover rate	41	%(9)	17	%(9)	55%		93%		73%		69%		46%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.26%	(0.89)%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2016	1.24%	(0.66)%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE PERIOD DECEMBER 1, 2020 TO		FOR THE YEAR ENDED NOVEMBER 30,
	JUNE 30,		DECEMBER 31,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$53.31		$60.31		$31.22		$28.88		$32.18		$25.51		$29.46
Income (loss) from investment operations:
Net investment loss(3)	(0.37)		(0.07)		(0.62)		(0.35)		(0.30)		(0.38)		(0.30)
Net realized and unrealized gain (loss)	6.75		0.39		32.55		5.74		6.17		9.96		(0.84)
Total income (loss) from investment operations	6.38		0.32		31.93		5.39		5.87		9.58		(1.14)
Less distributions from net realized gain	—		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)		(2.81)
Net asset value, end of period	$59.69		$53.31		$60.31		$31.22		$28.88		$32.18		$25.51
Total Return(4)	11.99	%(8)	0.39	%(8)	113.35%		21.29%		24.10%		42.02%		(4.04)%
Ratios to Average Net Assets:
Net expenses	1.52	%(5)(9)	1.52	%(5)(9)	1.58	%(5)	1.63	%(5)	1.62	%(5)	1.76	%(5)(6)	1.77	%(5)(6)
Net expenses excluding interest expenses	1.52	%(5)(9)	N/A		1.58	%(5)	N/A		N/A		N/A		N/A
Net investment loss	(1.33	)%(5)(9)	(1.49	)%(5)(9)	(1.56	)%(5)	(1.20	)%(5)	(1.08	)%(5)	(1.39	)%(5)(6)	(1.19	)%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$59,540		$56,517		$57,565		$31,998		$29,730		$27,412		$23,398
Portfolio turnover rate	41	%(8)	17	%(8)	55%		93%		73%		69%		46%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.80%	(1.43)%
November 30, 2016	1.78	(1.20)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE PERIOD DECEMBER 1, 2020 TO		FOR THE YEAR ENDED NOVEMBER 30,
	JUNE 30,		DECEMBER 31,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$91.91		$98.70		$48.87		$43.14		$43.40		$33.15		$37.12
Income (loss) from investment operations:
Net investment loss(3)	(0.30)		(0.06)		(0.57)		(0.20)		(0.16)		(0.19)		(0.11)
Net realized and unrealized gain (loss)	11.66		0.59		53.24		8.98		9.07		13.35		(1.05)
Total income (loss) from investment operations	11.36		0.53		52.67		8.78		8.91		13.16		(1.16)
Less distributions from net realized gain	—		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)		(2.81)
Net asset value, end of period	$103.27		$91.91		$98.70		$48.87		$43.14		$43.40		$33.15
Total Return(4)	12.36	%(8)	0.46	%(8)	114.94%		22.17%		25.06%		43.23%		(3.20)%
Ratios to Average Net Assets:
Net expenses	0.81	%(5)(9)	0.81	%(5)(9)	0.83	%(5)	0.90	%(5)	0.85	%(5)	0.91	%(5)(6)	0.92	%(5)(6)
Net expenses excluding interest expenses	0.81	%(5)(9)	N/A		0.83	%(5)	N/A		N/A		N/A		N/A
Net investment loss	(0.62	)%(5)(9)	(0.78	)%(5)(9)	(0.82	)%(5)	(0.43	)%(5)	(0.38	)%(5)	(0.52	)%(5)(6)	(0.34	)%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$3,602,650		$3,201,566		$3,150,156		$730,090		$255,670		$86,453		$53,851
Portfolio turnover rate	41	%(8)	17	%(8)	55%		93%		73%		69%		46%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	0.95%	(0.56)%
November 30, 2016	0.94	(0.36)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE PERIOD DECEMBER 1, 2020 TO		FOR THE YEAR ENDED NOVEMBER 30,
	JUNE 30,		DECEMBER 31,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$52.06		$59.08		$30.72		$28.53		$31.96		$25.41		$29.42
Income (loss) from investment operations:
Net investment loss(3)	(0.43)		(0.08)		(0.74)		(0.42)		(0.42)		(0.44)		(0.36)
Net realized and unrealized gain (loss)	6.59		0.38		31.94		5.66		6.16		9.90		(0.84)
Total income (loss) from investment operations	6.16		0.30		31.20		5.24		5.74		9.46		(1.20)
Less distributions from net realized gain	—		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)		(2.81)
Net asset value, end of period	$58.22		$52.06		$59.08		$30.72		$28.53		$31.96		$25.41
Total Return(4)	11.83	%(8)	0.38	%(8)	112.77%		21.00%		23.77%		41.68%		(4.27)%
Ratios to Average Net Assets:
Net expenses	1.79	%(5)(9)	1.77	%(5)(9)	1.83	%(5)	1.90	%(5)	1.89	%(5)	2.02	%(5)(6)	2.02	%(5)(6)
Net expenses excluding interest expenses	1.79	%(5)(9)	N/A		1.83	%(5)	N/A		N/A		N/A		N/A
Net investment loss	(1.60	)%(5)(9)	(1.73	)%(5)(9)	(1.82	)%(5)	(1.44	)%(5)	(1.49	)%(5)	(1.58	)%(5)(6)	(1.42	)%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$456,944		$386,615		$373,580		$117,696		$28,371		$2,656		$1,107
Portfolio turnover rate	41	%(8)	17	%(8)	55%		93%		73%		69%		46%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	2.13%	(1.69)%
November 30, 2016	2.21	(1.61)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE PERIOD DECEMBER 1, 2020 TO		FOR THE YEAR ENDED NOVEMBER 30,
	JUNE 30,		DECEMBER 31,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$92.39		$99.17		$49.05		$43.34		$43.55		$33.23		$37.18
Income (loss) from investment operations:
Net investment loss(3)	(0.23)		(0.06)		(0.60)		(0.11)		(0.24)		(0.18)		(0.08)
Net realized and unrealized gain (loss)	11.70		0.60		53.56		8.87		9.20		13.41		(1.06)
Total income (loss) from investment operations	11.47		0.54		52.96		8.76		8.96		13.23		(1.14)
Less distributions from net realized gain	—		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)		(2.81)
Net asset value, end of period	$103.86		$92.39		$99.17		$49.05		$43.34		$43.55		$33.23
Total Return(4)	12.43	%(9)	0.46	%(9)	115.12%		22.01%		25.09%		43.35%		(3.13)%
Ratios to Average Net Assets:
Net expenses	0.71	%(5)(10)	0.71	%(5)(10)	0.73	%(5)(6)	0.77	%(5)(6)	0.84	%(5)(6)	0.85	%(5)(6)	0.83	%(5)(6)(7)
Net expenses excluding interest expenses	0.71	%(5)(10)	N/A		0.73	%(5)(6)	N/A		N/A		N/A		N/A
Net investment loss	(0.49	)%(5)(10)	(0.68	)%(5)(10)	(0.75	)%(5)(6)	(0.22	)%(5)(6)	(0.57	)%(5)(6)	(0.48	)%(5)(6)	(0.25	)%(5)(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.01	%(10)	0.01%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$221,469		$95,977		$81,699		$423		$730		$14		$10
Portfolio turnover rate	41	%(9)	17	%(9)	55%		93%		73%		69%		46%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2020	0.76%	(0.78)%
November 30, 2019	0.78	(0.23)
November 30, 2018	2.80	(2.53)
November 30, 2017	17.07	(16.70)
November 30, 2016	19.43	(18.85)

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2016	0.84%	(0.26)%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2021		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020(1)		FOR THE YEAR ENDED NOVEMBER 30, 2020(1)		FOR THE PERIOD JULY 12, 2019(2) TO NOVEMBER 30, 2019(1)
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$92.65		$99.43		$49.17		$51.67
Income (loss) from investment operations:
Net investment loss(3)	(0.26)		(0.06)		(0.47)		(0.05)
Net realized and unrealized gain (loss)	11.76		0.60		53.57		(2.45)
Total income (loss) from investment operations	11.50		0.54		53.10		(2.50)
Less distributions from net realized gain	—		(7.32)		(2.84)		—
Net asset value, end of period	$104.15		$92.65		$99.43		$49.17
Total Return(4)	12.42	%(8)	0.46	%(8)	115.13%		(4.84	)%(8)
Ratios to Average Net Assets:
Net expenses	0.71	%(5)(9)	0.71	%(5)(9)	0.73	%(5)	0.77	%(5)(6)(9)
Net expenses excluding interest expenses	0.71	%(5)(9)	N/A		0.73	%(5)	N/A
Net investment loss	(0.54	)%(5)(9)	(0.68	)%(5)(9)	(0.71	)%(5)	(0.28	)%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01	%(9)	0.01%		0.01	%(9)
Supplemental Data:
Net assets, end of period, in thousands	$234,201		$317,213		$315,757		$133,266
Portfolio turnover rate	41	%(8)	17	%(8)	55%		93%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2019	0.81%	(0.32)%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group averages for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited) continued

Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Insight Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued  April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued  April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes —information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2021 Morgan Stanley

INSIGHTSAN

3686461 EXP 08.31.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 18, 2021